Other gains, net (Tables)	12 Months Ended
Dec. 31, 2021
Other Income And Expenses [Abstract]
Tabular disclosure of gain related to nonoperating activities, classified as other
	For the years ended December 31,
	2019	2020	2021
Net exchange (loss)/gain	(410)	(421)	622
Forfeiture of advances from customers (Note (i))	1,369	1,245	1,654
Government subsidy income (Note (ii))	1,394	3,063	3,281
ADR reimbursement from depositary bank	224	251	410
Fair value gains/(losses) on short-term investments	107	1,404	(316)
Impairment on long-term investments	-	-	(4,038)
Fair value change in contingent consideration payable	-	(81)	418
Others	308	391	172
Total	2,992	5,852	2,203

Note:

(i)	The forfeited advances from customers are recognized as other gains when the contractual obligation of the Company to provide the agreed services no longer existed legally due to passage of time.

(ii)

Government subsidy income mainly includes the wage subsidy from the Hong Kong government in 2020 and an additional 10% VAT super-credit subsidy from the PRC government to offset against VAT payable for the period from April 1, 2019 to December 31, 2021.